Stockholders' Equity (Details - Black Scholes Option) - Equity Option [Member]	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.94%
Expected life of the options	5 years 6 months
Expected volatility	126.73%
Expected dividend yield	0.00%